Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,294,621.80
Previously Paid Amount	0.00
Total Fee Amount	3,592.63
Total Offset Amount	0.00
Net Fee	$ 3,592.63
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A